Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 216,316	$ 225,492	$ 214,020
Other comprehensive income (loss), net of taxes
Unrealized net gains (losses) on translation of net investment in foreign operations	(713)	222	(4,787)
Net changes on investments transferred to held-to-maturity	8,148	9,145	(91,303)
Unrealized net gains (losses) on available-for-sale investments	635	57,435	(198,363)
Employee benefit plans adjustments	6,713	452	41,918
Other comprehensive income (loss), net of taxes	14,783	67,254	(252,535)
Total comprehensive income (loss)	$ 231,099	$ 292,746	$ (38,515)